Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary shares Class A	Ordinary shares Class B	Deferred share-based compensation	Retained earnings	Total
Balance at Dec. 31, 2022		$ 1		$ 413,912	$ 413,913
Balance (in Shares) at Dec. 31, 2022		11,250,000
Net income (loss) for the year				936,120	936,120
Balance at Dec. 31, 2023		$ 1		1,350,032	1,350,033
Balance (in Shares) at Dec. 31, 2023		11,250,000
Issuance of ordinary shares pursuant to IPO, net of offering cost	$ 4,240,827				4,240,827
Issuance of ordinary shares pursuant to IPO, net of offering cost (in Shares)	1,437,500
Net income (loss) for the year				(4,976,716)	(4,976,716)
Balance at Dec. 31, 2024	$ 4,240,827	$ 1		(3,626,684)	614,144
Balance (in Shares) at Dec. 31, 2024	1,437,500	11,250,000
Issuance of ordinary shares pursuant to IPO, net of offering cost	$ 8,518,859				8,518,859
Issuance of ordinary shares pursuant to IPO, net of offering cost (in Shares)	83,800,000
Issuance of ordinary shares under 2024 equity incentive plan	$ 4,815,100		(4,815,100)
Issuance of ordinary shares under 2024 equity incentive plan (in Shares)	1,000,000
Share-based compensation			941,222		941,222
Net income (loss) for the year				(1,180,275)	(1,180,275)
Balance at Dec. 31, 2025	$ 17,574,786	$ 1	$ (3,873,878)	$ (4,806,959)	$ 8,893,950
Balance (in Shares) at Dec. 31, 2025	86,237,500	11,250,000